Financial instruments and financial risk management (Tables)	9 Months Ended
Sep. 30, 2022
Financial instruments and financial risk management
Schedule of contractual maturities of non-derivative financial liabilities

		Between one	More than
At September 30, 2022	Within one year	and five years	five years
Trade payables	$1,090,554	$—	$—
Accrued liabilities	4,090,722	—	—
Lease liabilities	1,283,443	5,625,988	10,964,402
DSU liabilities	—	155,501	—
	$6,464,719	$5,781,489	$10,964,402

		Between one	More than
At December 31, 2021	Within one year	and five years	five years
Trade payables	$1,249,861	$—	$—
Accrued liabilities	4,817,820	—	—
Due to related parties	743,100	—	—
Lease liabilities	392,279	867,757	627,235
DSU liabilities	—	53,362	—
	$7,203,060	$921,119	$627,235

Schedule of financial assets and liabilities that are denominated in CAD

	September 30,	September 30,
	2022	2021
Cash and cash equivalents	$590,760	$889,739
Restricted cash	74,968	80,697
Receivables	100,802	180,632
Lease liabilities	(905,243)	(1,511,194)
Trade payables and accrued liabilities	(195,211)	(912,401)
	$(333,924)	$(1,272,527)

Schedule of classification of financial instruments

	September 30,	December 31,
	2022	2021
Amortized cost:
Cash and cash equivalents	$153,883,279	$221,928,008
Restricted cash	513,527	291,676
Receivables	4,370	129,068
	$154,401,176	$222,348,752

	September 30,	December 31,
	2022	2021
Non-derivative financial liabilities at amortized cost:
Trade payable and accrued liabilities	$5,181,276	$6,810,781
Lease liabilities	17,873,833	1,887,271
Derivative financial liabilities at fair value through profit or loss:
Derivative liabilities	155,530	244,565
	$23,210,639	$8,942,617